Operations and Reorganization - Liquidity (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($) subsidiary	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Liquidity
Net losses		$ 15,000	¥ 104,420	¥ 416,694	¥ 580,811
Accumulated deficits		315,853		2,094,482		¥ 2,198,902
Net current liabilities				930,993		1,228,049
Operating cash inflow		57,158	¥ 397,933	¥ 29,781	¥ 55,074
Short-term loan		$ 2,381				16,578
Balance of cash and cash equivalents, time deposits (current and non-current) and short-term investments						1,053,395
Subsidiaries | Hong Kong
Liquidity
Number of subsidiaries | subsidiary	2
Maximum borrowing capacity | $	$ 13,000
Short-term loan						¥ 16,578
Interest rate spread (as a percent)		6.37%	6.37%
Subsidiaries | Hong Kong | 3-month LIBOR
Liquidity
Interest rate spread (as a percent)	4.36%